Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2021 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2020 | shares	130,501,520
Granted | shares	68,985,632
Vested | shares	(44,506,528)
Forfeited/Cancelled | shares	(16,540,152)
Unvested, December 31, 2021 | shares	138,440,472
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2020 | $ / shares	$ 16
Granted | $ / shares	23
Vested | $ / shares	18
Forfeited/Cancelled | $ / shares	17
Unvested, December 31, 2021 | $ / shares	$ 19